INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories are comprised of the following:
	December 31,
	2017	2016

Raw materials, parts and supplies	$7,367	$6,461
Work in progress	10,300	6,541
Finished products	11,186	8,467

	$28,853	$21,469